Share of results in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share of results in associates
Loss in associates (Note 15)	$ (6,159)	$ (5,353)	$ (4,146)
Total share of loss in associates	$ (6,159)	$ (5,353)	$ (4,146)